SCHEDULE OF FUTURE MINIMUM PAYMENT (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024
Short-Term Debt [Line Items]
2026	$ 530,450
2027	530,450
2028	411,896
2029	88,484
Total	2,785,384
2025 (remaining nine months)	1,224,104
Thereafter
Economic Injury Disaster Loan [Member]
Short-Term Debt [Line Items]
2026	11,341	$ 10,924
2027	11,774	11,341
2028	12,223	11,774
2029	12,689	12,223
2029		12,689
Thereafter		356,463
Total	412,639	$ 415,414
2025 (remaining nine months)	8,232
Thereafter	$ 356,380